Note Payable (Details Narrative) - Individual Counterparty [Member] - Unsecured Convertible Promissory Note [Member] - USD ($)	Mar. 01, 2021	Sep. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Note payable	$ 35,000
Interest rate	10.00%
Note payable, maturity date	Dec. 31, 2022
Prime Time Live Inc [Member]
Short-Term Debt [Line Items]
Note payable	$ 35,000	$ 35,000	$ 35,000
Interest rate	10.00%
Note payable, maturity date	May 31, 2023